Reserves	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
RESERVES
18.	RESERVES

The share based payment reserve for warrants represent the value of equity shares which could be issued in future accounting periods if the warrants in issue are exercised.

The share based payment reserve for options represents the value of equity shares which could be issued in future accounting periods if the share based payment options in issue are exercised.

The other reserve was created as a result of the reverse acquisition of Alexander David Investments plc in the year and the accounting treatment required, which is described in Note 2. The reserve is required due to the fact that the reverse acquisition accounting requires the legal parent’s equity structure to be shown.

Retained earnings represent the cumulative profits/(losses) of the entity which have not been distributed to shareholders.

The capital reduction reserve is credited with $41.3m of reserves arising from the court approved capital reduction detailed below. These reserves are designated as realized profits available for distribution under section 830 (2) of the Companies Act 2006.

On September 14, 2016, the High court granted the company permission to cancel its share premium account and its capital redemption reserve. The order had previously been ratified at the AGM held on June 30, 2016.

The company also decided to cancel its merger relief reserve as part of the capital reduction exercise.